UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03910

Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2015

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

February 28, 2015

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawareinvestments.com.

Manage your investments online

•	24-hour access to your account information
•	Obtain share prices
•	Check your account balance and recent transactions
•	Request statements or literature
•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from September 1, 2014 to February 28, 2015 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2014 to Feb. 28, 2015.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from September 1, 2014 to February 28, 2015 (Unaudited)

Delaware Tax-Free Minnesota Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/14	2/28/15	Expense Ratio	9/1/14 to 2/28/15*
Actual Fund return†
Class A	$1,000.00	$1,023.10	0.89%	$4.46
Class C	1,000.00	1,019.30	1.64%	8.21
Institutional Class	1,000.00	1,024.30	0.64%	3.21
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.38	0.89%	$4.46
Class C	1,000.00	1,016.66	1.64%	8.20
Institutional Class	1,000.00	1,021.62	0.64%	3.21

Delaware Tax-Free Minnesota Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/14	2/28/15	Expense Ratio	9/1/14 to 2/28/15*
Actual Fund return†
Class A	$1,000.00	$1,016.60	0.85%	$4.25
Class C	1,000.00	1,012.30	1.70%	8.48
Institutional Class	1,000.00	1,017.40	0.70%	3.50
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,016.36	1.70%	8.50
Institutional Class	1,000.00	1,021.32	0.70%	3.51

Delaware Minnesota High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/14	2/28/15	Expense Ratio	9/1/14 to 2/28/15*
Actual Fund return†
Class A	$1,000.00	$1,024.20	0.90%	$4.52
Class C	1,000.00	1,020.40	1.65%	8.27
Institutional Class	1,000.00	1,024.60	0.65%	3.26
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.33	0.90%	$4.51
Class C	1,000.00	1,016.61	1.65%	8.25
Institutional Class	1,000.00	1,021.57	0.65%	3.26

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / territory allocations

Delaware Tax-Free Minnesota Fund	As of February 28, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.95%
Corporate-Backed Revenue Bonds	3.83%
Education Revenue Bonds	10.14%
Electric Revenue Bonds	5.06%
Healthcare Revenue Bonds	42.15%
Housing Revenue Bonds	4.91%
Lease Revenue Bonds	2.35%
Local General Obligation Bonds	6.20%
Pre-Refunded/Escrowed to Maturity Bonds	9.27%
Special Tax Revenue Bonds	3.51%
State General Obligation Bonds	5.55%
Transportation Revenue Bonds	3.58%
Water & Sewer Revenue Bonds	2.40%
Short-Term Investment	0.07%
Total Value of Securities	99.02%
Receivables and Other Assets Net of Liabilities	0.98%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	(as a percentage of net assets)
Minnesota	98.61%
U.S. Virgin Islands	0.41%
Total	99.02%

Security type / sector allocations

Delaware Tax-Free Minnesota Intermediate Fund	As of February 28, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds	98.91%
Corporate-Backed Revenue Bonds	3.32%
Education Revenue Bonds	15.82%
Electric Revenue Bonds	7.96%
Healthcare Revenue Bonds	35.52%
Housing Revenue Bond	0.31%
Lease Revenue Bonds	5.29%
Local General Obligation Bonds	12.73%
Pre-Refunded/Escrowed to Maturity Bonds	2.44%
Special Tax Revenue Bonds	3.14%
State General Obligation Bonds	5.97%
Transportation Revenue Bonds	5.04%
Water & Sewer Revenue Bond	1.37%
Short-Term Investment	1.12%
Total Value of Securities	100.03%
Liabilities Net of Receivables and Other Assets	(0.03%)
Total Net Assets	100.00%

Security type / sector allocations

Delaware Minnesota High-Yield Municipal Bond Fund	As of February 28, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds	98.95%
Corporate-Backed Revenue Bonds	3.85%
Education Revenue Bonds	14.03%
Electric Revenue Bonds	6.39%
Healthcare Revenue Bonds	42.39%
Housing Revenue Bonds	5.38%
Lease Revenue Bonds	3.94%
Local General Obligation Bonds	10.49%
Pre-Refunded Bonds	1.77%
Special Tax Revenue Bonds	6.54%
State General Obligation Bonds	2.05%
Transportation Revenue Bonds	2.12%
Short-Term Investments	0.77%
Total Value of Securities	99.72%
Receivables and Other Assets Net of Liabilities	0.28%
Total Net Assets	100.00%

Schedules of investments

Delaware Tax-Free Minnesota Fund	February 28, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.95%

Corporate-Backed Revenue Bonds – 3.83%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	7,000,000	$7,007,560
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	8,000,560
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	6,530,000	6,619,983

		21,628,103

Education Revenue Bonds – 10.14%
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	264,955
Series A 5.00% 7/1/45	1,390,000	1,446,976
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	3,500,000	3,745,910
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy)
Series A 5.50% 8/1/36	580,000	640,018
Series A 5.75% 8/1/44	1,190,000	1,315,045
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	623,976
Series A 5.00% 7/1/44	1,770,000	1,877,297
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	483,715
5.50% 8/1/49	2,260,000	2,344,569
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/20	1,060,000	1,256,937
Series A 5.00% 10/1/28	8,900,000	9,975,120
Series A 5.00% 10/1/29 (NATL-RE)	5,665,000	5,828,888
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College) Series 6-J1 5.00% 5/1/36	2,225,000	2,229,116
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,585,250
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,099,440
Series 7-D 5.00% 3/1/30	1,500,000	1,691,385
(St. Catherine University)
Series 7-Q 5.00% 10/1/21	1,300,000	1,493,440
Series 7-Q 5.00% 10/1/23	350,000	401,051
Series 7-Q 5.00% 10/1/24	475,000	538,987
Series 7-Q 5.00% 10/1/27	200,000	220,936

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	$2,031,786
(University of St. Thomas)
Series 6-X 5.25% 4/1/39	5,000,000	5,389,450
Series 7-A 5.00% 10/1/39	2,000,000	2,252,260
Series 7-U 5.00% 4/1/23	550,000	663,388
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	765,000	794,330
Series A 5.00% 9/1/44	1,500,000	1,530,720
University of Minnesota
Series A 5.25% 12/1/28	1,000,000	1,193,550
Series A 5.25% 12/1/29	1,850,000	2,200,242
Series D 5.00% 12/1/27	1,000,000	1,175,430

		57,294,167

Electric Revenue Bonds - 5.06%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	3,000,000	3,074,580
Hutchinson Utilities Commission Revenue
Series A 4.00% 12/1/21	700,000	782,110
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/29	395,000	464,030
5.00% 10/1/30	500,000	585,095
5.00% 10/1/33	1,205,000	1,396,969
Series A 5.00% 10/1/30	1,060,000	1,240,401
Series A 5.00% 10/1/34	750,000	865,440
Series A 5.00% 10/1/35	415,000	478,134
Unrefunded 5.00% 10/1/35	1,290,000	1,322,069
Northern Municipal Power Agency Electric System Revenue
Series A 5.00% 1/1/25	125,000	147,716
Series A 5.00% 1/1/26	425,000	497,603
Series A 5.00% 1/1/31	520,000	592,192
Rochester Electric Utility Revenue
Series B 5.00% 12/1/27	295,000	352,584
Series B 5.00% 12/1/28	275,000	326,046
Series B 5.00% 12/1/31	1,365,000	1,600,299
Series B 5.00% 12/1/33	300,000	349,428
Southern Minnesota Municipal Power Agency Revenue
Capital Appreciation Series A
6.70% 1/1/25 (NATL-RE) ^	5,000,000	3,837,900

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	1,000,000	$1,164,450
Series A 5.00% 1/1/34	4,000,000	4,640,880
Series A 5.00% 1/1/40	1,250,000	1,439,750
Series A 5.00% 1/1/46	3,000,000	3,442,860

		28,600,536

Healthcare Revenue Bonds – 42.15%
Aitkin Health Care Facilities Revenue
(Riverwood Health Care Center) 5.60% 2/1/32	2,100,000	2,127,384
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,583,190
6.20% 7/1/45	2,000,000	2,125,340
Anoka Health Care Facilities Revenue
(Homestead Anoka Project)
Series A 7.00% 11/1/40	1,000,000	1,083,820
Series A 7.00% 11/1/46	1,220,000	1,319,625
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project)
5.125% 11/1/49	1,100,000	1,118,634
5.375% 11/1/34	320,000	335,920
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34	2,015,000	2,188,854
Apple Valley Economic Development Authority Health Care Revenue
(Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	2,725,191
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,500,000	2,509,300
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/26	500,000	592,505
5.00% 11/1/44	500,000	558,700
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	743,096
Series A 5.00% 4/1/40	705,000	716,696
Series A 5.00% 4/1/48	315,000	317,999
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	1,850,000	2,061,141

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
6.00% 6/15/39	3,570,000	$3,998,721
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,285,525
5.40% 8/1/40	1,000,000	1,035,800
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	526,660
4.00% 4/1/25	660,000	693,587
4.00% 4/1/31	60,000	61,850
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	687,086
5.75% 2/1/44	500,000	522,350
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	1,570,000	1,588,400
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	4,500,000	4,759,560
5.25% 5/1/37	2,950,000	3,087,205
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.375% 11/15/23	180,000	211,244
Series A 6.625% 11/15/28	3,000,000	3,537,060
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,338,326
Series D 5.00% 11/15/30 (AMBAC)	2,500,000	2,546,900
Series D 5.00% 11/15/34 (AMBAC)	4,750,000	4,833,647
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	1,050,987
Minneapolis National Marrow Donor Program Revenue
4.875% 8/1/25	6,430,000	6,688,679
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue
(Children’s Hospital)
Series A 5.00% 8/15/30	2,750,000	2,785,145
Series A 5.25% 8/15/35	2,085,000	2,377,400
Minnesota Agricultural & Economic Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,897,103
(Essentia Remarketing)
Series C-1 5.00% 2/15/30 (ASSURED GTY)	5,725,000	6,417,954

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Minnesota Agricultural & Economic Development Board Revenue
(Essentia Remarketing)
Series C-1 5.25% 2/15/23 (ASSURED GTY)	5,000,000	$5,811,200
Series C-1 5.50% 2/15/25 (ASSURED GTY)	5,120,000	5,933,978
(Health Care System)
Series A Unrefunded 5.75% 11/15/26 (NATL-RE)	180,000	180,421
Series A Unrefunded 6.375% 11/15/29	15,000	15,069
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/26	3,785,000	4,016,604
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	460,263
Series A 5.00% 11/1/32	330,000	348,714
Series A 5.00% 11/1/42	1,250,000	1,308,563
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,900,375
(The Homestead at Rochester Project) Series A
6.875% 12/1/48	2,980,000	3,385,816
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	4,689,821
Series D Remarketing 5.00% 11/15/38	6,405,000	7,360,946
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	350,351
5.00% 7/1/33	650,000	735,826
5.875% 7/1/30	1,850,000	2,176,692
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,370,061
Series A 5.30% 9/1/37	1,200,000	1,262,748
Series A 6.375% 9/1/42	2,435,000	2,509,414
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,378,310
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	956,642
5.00% 9/1/24	575,000	692,852
5.00% 9/1/25	750,000	895,110
5.00% 9/1/26	575,000	680,421
5.00% 9/1/27	405,000	475,924

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.00% 9/1/28	425,000	$494,309
5.00% 9/1/29	425,000	493,162
5.00% 9/1/34	730,000	829,003
Sherburne County Health Care Facilities Revenue
(Guardian Angels Health Services) 5.55% 10/1/36	1,500,000	1,501,515
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31 (ASSURED GTY)	1,000,000	1,114,180
5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,664,320
Series A 5.125% 5/1/30	9,350,000	10,496,123
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39	17,550,000	20,267,091
Series C 5.50% 7/1/23	3,000,000	3,388,380
Series C 5.625% 7/1/26	1,925,000	2,159,561
Series C 5.75% 7/1/30	5,035,000	5,693,377
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	5,720,000	6,370,764
Series A-1 5.25% 11/15/29	5,605,000	6,416,156
(Health Partners Obligation Group Project)
5.25% 5/15/36	7,900,000	8,267,982
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
6.00% 11/15/30	4,000,000	4,121,880
6.00% 11/15/35	10,340,000	10,646,788
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	3,075,000	3,246,462
(Senior Episcopal Homes Project) 5.125% 5/1/48	3,100,000	3,210,050
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	500,745
Series A 5.375% 5/1/43	500,000	500,550
Stillwater Health Care Revenue
(Health System Obligation Group) 5.00% 6/1/35	1,000,000	1,005,990

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Washington County Housing & Redevelopment Authority Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,500,000	$1,544,475
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	1,050,000	1,139,219
Series A 5.75% 11/1/39	2,365,000	2,574,681
Series A 6.00% 5/1/47	3,685,000	4,039,644
Winona Health Care Facilities Revenue
(Winona Health Obligation)
4.50% 7/1/25	850,000	904,927
4.65% 7/1/26	540,000	576,466
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	515,550
5.125% 12/1/44	1,605,000	1,653,680
5.25% 12/1/49	750,000	776,310

		238,048,045

Housing Revenue Bonds – 4.91%
Minneapolis Multifamily Housing Revenue
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	7,720,000	7,792,800
Minnesota Housing Finance Agency
(Residential Housing)
Series D 4.80% 7/1/38 (AMT) •	1,925,000	1,943,981
Series I 4.85% 7/1/38 (AMT)	1,450,000	1,461,383
Series I 5.15% 7/1/38 (AMT)	4,145,000	4,182,761
Series L 5.10% 7/1/38 (AMT)	7,280,000	7,527,447
Series M 4.875% 7/1/37 (AMT)	2,195,000	2,213,131
Minnesota Housing Finance Agency Homeownership Finance (Non-Agency Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	2,070,000	2,223,553
Willmar Housing & Redevelopment Authority Multifamily Housing Revenue (Highland Apartments)
5.85% 6/1/19 (HUD)	410,000	411,689

		27,756,745

Lease Revenue Bonds – 2.35%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,436,600
Series A 5.00% 6/1/43	3,835,000	4,359,283
Series B 5.00% 3/1/28	2,500,000	2,934,200

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research)
5.00% 8/1/35	3,960,000	$4,535,190

		13,265,273

Local General Obligation Bonds – 6.20%
Anoka County Capital Improvement
Series A 5.00% 2/1/22	500,000	570,625
Brainerd Independent School District No. 181
(School Building) Series A 4.00% 2/1/23	5,990,000	6,580,913
Farmington Independent School District No 192
Series A 5.00% 2/1/25	3,775,000	4,600,932
Metropolitan Council Waste Water Treatment
Series C 5.00% 3/1/28	5,000,000	5,235,950
New Brighton Tax Increment
Series A 5.00% 2/1/27 (NATL-RE)	1,000,000	1,075,240
Rochester Waste Water
Series A 5.00% 2/1/22	750,000	917,527
Sartell - St. Stephen Independent School District No. 748 Capital Appreciation
Series B 6.10% 2/1/16 (NATL-RE) ^	1,750,000	1,737,453
South Washington County Independent School District No. 833
(School Building)
Series A 4.75% 2/1/25	2,500,000	2,753,825
Series A 4.75% 2/1/26	3,600,000	3,956,760
Series A 4.75% 2/1/27	2,300,000	2,516,108
St. Paul Independent School District No. 625
(School Building) Series B 5.00% 2/1/23	1,660,000	2,043,759
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	2,000,000	2,007,520
5.125% 12/1/24	1,000,000	1,003,590

		35,000,202

Pre-Refunded / Escrowed to Maturity Bonds – 9.27%
Dakota-Washington Counties Housing & Redevelopment Authority Single Family Residential Mortgage Revenue
8.15% 9/1/16 (NATL-RE) (IBC) (GNMA) (AMT)	405,000	450,477
(Anoka County) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	11,534,490
(Bloomington Single Family Residential Mortgage)
Series B 8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	19,566,636
Minnesota
Series A 5.00% 10/1/24-21 §	70,000	85,499

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded / Escrowed to Maturity Bonds (continued)
Minnesota
Series A 5.00% 10/1/27-21 §	80,000	$97,714
(Various Purposes) Series A 4.00% 8/1/27-22 §	45,000	51,702
Minnesota Municipal Power Agency Revenue
5.00% 10/1/35-15 §	1,710,000	1,759,470
Southern Minnesota Municipal Power Agency Revenue
Series A 5.75% 1/1/18-17 §	2,170,000	2,265,567
Series A 5.75% 1/1/18-17 (AMBAC) (TCRS) §	365,000	381,075
Series A 5.75% 1/1/18-17 (NATL-RE) (IBC) §	575,000	600,323
University of Minnesota
Series A 5.50% 7/1/21	12,500,000	15,079,375
Western Minnesota Municipal Power Agency Revenue
Series A 9.75% 1/1/16 (NATL-RE)	445,000	478,620

		52,350,948

Special Tax Revenue Bonds – 3.51%
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/19	2,100,000	2,344,251
Series B 5.00% 12/15/20	1,000,000	1,115,580
Series B 5.00% 12/15/24	1,150,000	1,281,100
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,599,160
Minneapolis Tax Increment Revenue
(St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	1,006,070
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
5.00% 6/1/24	2,925,000	3,360,854
5.00% 6/1/25	2,000,000	2,294,700
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	761,909
Series G 5.00% 11/1/31	1,500,000	1,739,370
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	2,314,900

		19,817,894

State General Obligation Bonds – 5.55%
Minnesota
Series A Unrefunded 5.00% 10/1/24	4,555,000	5,480,986
Series A Unrefunded 5.00% 10/1/27	5,200,000	6,197,256
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	5,914,500
(Various Purposes)
Series A 5.00% 8/1/30	4,200,000	5,073,054

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

State General Obligation Bonds (continued)
Minnesota
(Various Purposes)
Series A 5.00% 8/1/32	2,755,000	$3,296,991
Series A Unrefunded 4.00% 8/1/27	955,000	1,053,136
Series F 5.00% 10/1/22	3,500,000	4,316,060

		31,331,983

Transportation Revenue Bonds - 3.58%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
Senior Series A 5.00% 1/1/28	1,250,000	1,434,750
Subordinate
Series A 5.00% 1/1/35	1,000,000	1,137,660
Series B 5.00% 1/1/26	575,000	666,465
Series B 5.00% 1/1/27	1,160,000	1,335,056
Series B 5.00% 1/1/28	2,750,000	3,133,543
Series B 5.00% 1/1/29	120,000	136,255
Series B 5.00% 1/1/30	1,675,000	1,898,545
Series B 5.00% 1/1/31	1,750,000	1,978,917
St. Paul Housing & Redevelopment Authority Parking Revenue
(Parking Facilities Project)
Series A 5.00% 8/1/30	1,870,000	2,105,489
Series A 5.00% 8/1/35	1,145,000	1,188,693
(Smith Avenue Project) Series B 5.00% 8/1/35	1,500,000	1,688,895
St. Paul Port Authority Revenue
(Amherst H Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,521,920

		20,226,188

Water & Sewer Revenue Bonds - 2.40%
Metropolitan Council Waste Water Treatment Revenue
Series B 4.00% 9/1/27	2,400,000	2,656,680
Series B 5.00% 9/1/22	2,125,000	2,622,547
Series B 5.00% 9/1/25	2,000,000	2,423,760
Series E 5.00% 9/1/22	2,745,000	3,387,714
Series E 5.00% 9/1/23	2,000,000	2,443,540

		13,534,241

Total Municipal Bonds (cost $517,127,231)		558,854,325

	Number of shares	Value (U.S. $)

Short-Term Investment – 0.07%

Money Market Mutual Fund - 0.07%
Minnesota Municipal Cash Trust	414,058	$414,058

Total Short-Term Investment (cost $414,058)		414,058

Total Value of Securities – 99.02% (cost $517,541,289)		$559,268,383

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

•	Variable rate security. The rate shown is the rate as of Feb. 28, 2015. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

FHA – Federal Housing Administration

FHLMC – Federal Home Loan Mortgage Corporation Collateral

FNMA – Federal National Mortgage Association Collateral

GNMA – Government National Mortgage Association Collateral

HUD – Housing and Urban Development Section 8

IBC – Insured Bond Certificate

NATL-RE – Insured by National Public Finance Guarantee Corporation

TCRS – Temporary Custodial Receipts

VA – Veterans Administration Collateral

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund	February 28, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.91%

Corporate-Backed Revenue Bonds – 3.32%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	1,695,000	$1,696,830
Laurentian Energy Authority Cogeneration Revenue
Series A 5.00% 12/1/21	750,000	750,053
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7
4.50% 10/1/37 (AMT)	1,025,000	1,039,125

		3,486,008

Education Revenue Bonds – 15.82%
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	328,866
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy) Series A 5.50% 8/1/36	420,000	463,461
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	580,567
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	540,319
Minnesota Colleges & Universities Revenue Fund
Series A 4.00% 10/1/18	1,000,000	1,102,660
Series A 5.00% 10/1/28	1,000,000	1,120,800
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,100,440
(Hamline University) Series 7-E 5.00% 10/1/29	250,000	272,075
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	773,647
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	491,466
(St. Johns University)
Series 6-U 4.40% 10/1/21	325,000	357,812
Series 6-U 4.50% 10/1/23	265,000	292,600
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,083,880
(University of St. Thomas)
Series 6-X 5.00% 4/1/24	1,000,000	1,086,210
Series 7-U 4.00% 4/1/26	1,400,000	1,533,938
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 4.15% 9/1/24	600,000	616,218
University of Minnesota
Series A 5.00% 12/1/23	1,000,000	1,195,140
Series A 5.25% 12/1/28	750,000	895,163
Series D 5.00% 12/1/26	1,000,000	1,183,020
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/18	1,500,000	1,601,760

		16,620,042

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds – 7.96%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	$1,267,463
Series E 5.00% 1/1/23	1,000,000	1,159,750
Chaska Electric Revenue
(Generating Facilities) Series A 5.25% 10/1/25	1,100,000	1,132,428
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	587,380
Series A 5.00% 10/1/30	240,000	280,845
Northern Municipal Power Agency Electric System Revenue
Series A 5.00% 1/1/17 (ASSURED GTY)	1,000,000	1,080,970
Series A 5.00% 1/1/25	200,000	236,346
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	2,250,000	2,620,013

		8,365,195

Healthcare Revenue Bonds – 35.52%
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project) 5.375% 11/1/34	270,000	283,433
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project) Series B
6.875% 11/1/34	750,000	814,710
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	1,175,000	1,418,013
5.00% 11/1/25	250,000	298,827
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	135,000	137,422
Series A 5.00% 4/1/40	125,000	127,074
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	835,597
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	515,265
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	281,648
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	770,000	793,831
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	300,000	303,516

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	1,500,000	$1,768,530
Series B 6.50% 11/15/38 (ASSURED GTY)	1,730,000	2,030,968
Minneapolis National Marrow Donor Program Revenue
5.00% 8/1/17	1,205,000	1,290,073
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/25	1,000,000	1,160,970
Minnesota Agricultural & Economic Development Board Revenue
(Essentia Remarketing) Series C-1 5.50% 2/15/25 (ASSURED GTY)	2,500,000	2,897,450
Moorhead Economic Development Authority Multifamily Housing Revenue
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	475,741
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 6.875% 12/1/29	950,000	1,066,613
Rochester Health Care Facilities Revenue
(Mayo Clinic)
Series A 4.00% 11/15/30 •	500,000	553,235
Series C 4.50% 11/15/38 •	2,410,000	2,822,809
(Olmsted Medical Center Project) 5.125% 7/1/20	1,000,000	1,145,890
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.00% 9/1/21	1,050,000	1,150,590
Series A 6.125% 9/1/30	845,000	869,243
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	587,058
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 5.00% 5/1/16	500,000	527,005
Series A 5.125% 5/1/30	3,320,000	3,726,966
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.50% 7/1/29	1,000,000	1,154,380
Series C 5.625% 7/1/26	2,500,000	2,804,625
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28	2,000,000	2,294,280
(Gillette Children’s Specialty Project) 5.00% 2/1/27	1,000,000	1,098,460

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project) Series A 6.25% 8/1/30	1,000,000	$1,061,760
(Senior Episcopal Homes Project) 5.00% 5/1/33	500,000	520,040
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	515,550

		37,331,572

Housing Revenue Bond – 0.31%
Minnesota Housing Finance Agency
(Residential Housing) Series I 5.10% 7/1/20 (AMT)	330,000	330,686

		330,686

Lease Revenue Bonds – 5.29%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,264,208
Series A 5.00% 6/1/43	715,000	812,748
Series B 5.00% 3/1/21	250,000	299,203
Series B 5.00% 3/1/27	1,000,000	1,181,850
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio) 5.00% 12/1/25	1,000,000	1,113,580
Virginia Housing & Redevelopment Authority Health Care Facility Lease Revenue
5.25% 10/1/25	880,000	891,722

		5,563,311

Local General Obligation Bonds – 12.73%
Anoka County Capital Improvement
Series C 5.00% 2/1/27	500,000	552,525
Anoka-Hennepin Independent School District No. 11
(School Building) Series A 5.00% 2/1/17	1,000,000	1,085,480
Duluth Independent School District No. 709
Series A 4.25% 2/1/20 (AGM)	1,710,000	1,852,922
Hennepin County
Series B 4.00% 12/1/20	500,000	573,915
Mankato Independent School District No. 77
(School Building) 4.125% 2/1/22	1,000,000	1,090,150
Metropolitan Council Waste Water Treatment
Series C 5.00% 3/1/16	560,000	587,216
Series C 5.00% 3/1/28	1,000,000	1,047,190
Minneapolis (Various Purposes)
4.00% 12/1/23	1,500,000	1,590,570
Robbinsdale Independent School District No. 281
(School Building) Series A 5.00% 2/1/20	1,850,000	2,165,943

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Rochester Waste Water
Series A 5.00% 2/1/22	750,000	$917,527
South Washington County Independent School District No. 833 (School Building)
Series A 4.00% 2/1/22	750,000	798,165
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,000,000	1,118,030

		13,379,633

Pre-Refunded / Escrowed to Maturity Bonds – 2.44%
Minnesota Municipal Power Agency Electric Revenue
5.25% 10/1/21-15§	1,000,000	1,030,410
University of Minnesota
Series A 5.75% 7/1/16	1,000,000	1,073,140
Series A 5.75% 7/1/18	400,000	463,124

		2,566,674

Special Tax Revenue Bonds – 3.14%
Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.50% 2/1/22 @	415,000	414,963
Minnesota 911 Revenue
(Public Safety Radio Communication System project)
4.25% 6/1/18 (ASSURED GTY)	1,170,000	1,293,213
4.50% 6/1/25 (ASSURED GTY)	1,000,000	1,122,260
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	468,456

		3,298,892

State General Obligation Bonds – 5.97%
Minnesota
5.00% 8/1/15	2,000,000	2,041,980
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	484,160
(Various Purposes)
Series A 5.00% 12/1/21	1,000,000	1,172,280
Series A 5.00% 8/1/32	1,120,000	1,340,337
Series F 5.00% 10/1/22	1,000,000	1,233,160

		6,271,917

Transportation Revenue Bonds – 5.04%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
Senior Series A 5.00% 1/1/22 (AMBAC)	1,260,000	1,361,039
Subordinate
Series B 5.00% 1/1/22 (AMT)	1,000,000	1,135,870
Series B 5.00% 1/1/26	710,000	822,940
Series B 5.00% 1/1/31	750,000	848,107

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
Subordinate
Series D 5.00% 1/1/22 (AMT)	1,000,000	$1,126,500

		5,294,456

Water & Sewer Revenue Bond – 1.37%
St. Paul Sewer Revenue
Series D 5.00% 12/1/20	1,275,000	1,434,490

		1,434,490

Total Municipal Bonds (cost $97,726,975)		103,942,876

	Number of shares

Short-Term Investment – 1.12%

Money Market Mutual Fund – 1.12%
Minnesota Municipal Cash Trust	1,179,091	1,179,091

Total Short-Term Investment (cost $1,179,091)		1,179,091

Total Value of Securities – 100.03% (cost $98,906,066)		$105,121,967

@	Illiquid security. At Feb. 28, 2015, the aggregate value of illiquid securities was $414,963, which represents 0.39% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

•	Variable rate security. The rate shown is the rate as of Feb. 28, 2015. Interest rates reset periodically.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund	February 28, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.95%

Corporate-Backed Revenue Bonds – 3.85%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	2,700,000	$2,702,916
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,750,123
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	2,055,000	2,083,318

		6,536,357

Education Revenue Bonds – 14.03%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy) Series A 7.00% 8/1/38	500,000	524,075
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	264,955
Series A 5.00% 7/1/45	230,000	239,428
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/43	500,000	539,300
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	1,000,000	1,070,260
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy)
Series A 5.75% 8/1/44	455,000	502,811
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	177,510
Series A 5.00% 7/1/44	495,000	525,007
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	800,000	823,344
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College) Series 6-J1 5.00% 5/1/36	1,000,000	1,001,850
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,551,150
(Carleton College) Series 7-D 5.00% 3/1/40	1,055,000	1,182,412
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	1,020,490
(St. Catherine University)
Series 7-Q 5.00% 10/1/25	325,000	366,489
Series 7-Q 5.00% 10/1/26	280,000	312,085
(St. John’s University) Series 6-U 4.75% 10/1/33	825,000	906,989
(St. Olaf College)
Series 6-O 4.50% 10/1/32	1,000,000	1,048,620
Series 6-O 5.00% 10/1/22	1,000,000	1,072,600
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	813,600

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	$1,575,210
Series 7-A 5.00% 10/1/39	1,000,000	1,126,130
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,475,000	1,505,208
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Nova Classical Academy) Series A 6.625% 9/1/42	1,500,000	1,716,585
St. Paul Housing & Redevelopment Authority Lease Revenue
(St. Paul Conservatory for Performing Artists) Series A 4.625% 3/1/43	1,000,000	1,020,460
University of Minnesota
Series A 5.125% 4/1/34	1,000,000	1,139,690
Series A 5.25% 12/1/28	1,500,000	1,790,325

		23,816,583

Electric Revenue Bonds – 6.39%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
5.00% 1/1/42	1,500,000	1,662,780
Chaska Electric Revenue
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,029,480
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	583,590
Series A 5.00% 12/1/26	360,000	418,889
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	196,002
Series A 5.00% 10/1/28	500,000	589,210
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,113,380
Series A 5.00% 1/1/24	335,000	399,836
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	1,750,000	2,037,788
Series A 5.00% 1/1/34	450,000	522,099
Series A 5.00% 1/1/40	2,000,000	2,303,600

		10,856,654

Healthcare Revenue Bonds – 42.39%
Aitkin Health Care Facilities Revenue
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	712,103

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Anoka Health Care Facilities Revenue
(Homestead Anoka Project) Series A 7.00% 11/1/46	1,650,000	$1,784,739
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project) 5.125% 11/1/49	400,000	406,776
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,084,990
Apple Valley Economic Development Authority Health Care Revenue
(Augustana Home St. Paul Project)
Series A 5.80% 1/1/30	1,000,000	1,009,590
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	2,007,440
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	870,162
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	200,000	203,588
Series A 5.00% 4/1/40	190,000	193,152
Series A 5.00% 4/1/48	185,000	186,761
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	835,597
6.00% 6/15/39	1,000,000	1,120,090
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	190,704
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	750,000	780,780
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	450,000	455,274
Mahtomedi Senior Housing Revenue
(St. Andrew’s Village Project) 5.75% 12/1/40	1,000,000	1,008,950
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,326,896
5.25% 5/1/37	1,000,000	1,046,510
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	2,000,000	2,358,040
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	293,493
Series D 5.00% 11/15/34 (AMBAC)	3,000,000	3,052,830

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Minnesota Agricultural & Economic Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,000,000	$1,001,110
Moorhead Economic Development Authority Multifamily Housing Revenue
(Eventide Lutheran Home Project) Series A
5.15% 6/1/29	550,000	550,374
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/31	1,000,000	1,056,410
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,662,015
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	518,570
Rochester Health Care & Housing Revenue
(Samaritan Bethany)
Series A 6.875% 12/1/29	1,000,000	1,122,750
Series A 7.375% 12/1/41	375,000	423,878
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	190,213
Series A 6.875% 12/1/48	800,000	908,944
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	1,790,000	1,859,309
Series C 4.50% 11/15/38 •	1,175,000	1,376,266
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	413,655
5.00% 7/1/27	245,000	284,756
5.00% 7/1/28	225,000	260,239
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/22	1,080,000	1,197,860
Series A 6.25% 9/1/36	925,000	952,880
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	842,300
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	135,916
5.00% 9/1/34	105,000	119,240
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,666,080
Series A 5.125% 5/1/30	3,125,000	3,508,063

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series B 5.00% 5/1/23	2,000,000	$2,412,880
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39	4,005,000	4,625,054
Series C 5.50% 7/1/23	1,000,000	1,129,460
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A
5.00% 11/15/18 (NATL-RE)	1,900,000	2,116,163
(Health Partners Obligation Group Project)
5.25% 5/15/36	1,000,000	1,046,580
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
6.00% 11/15/25	1,000,000	1,030,190
6.00% 11/15/30	1,000,000	1,030,470
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	770,000	812,935
(Senior Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,760,350
Series A 5.15% 11/1/42	775,000	797,560
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	1,001,100
Stillwater Health Care Revenue
(Health System Obligation Group)
5.00% 6/1/25	2,000,000	2,022,100
5.00% 6/1/35	1,000,000	1,005,990
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28 @	1,825,000	1,825,602
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,559,235
Washington County Housing & Redevelopment Authority Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,000,000	1,029,650
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	260,000	282,092
Series A 5.75% 11/1/39	590,000	642,309

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 6.00% 5/1/47	920,000	$1,008,541
Winona Health Care Facilities Revenue
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,554,795
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.25% 12/1/49	1,250,000	1,293,850

		71,966,199

Housing Revenue Bonds - 5.38%
Minneapolis Multifamily Housing Revenue
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	800,000	800,616
Minneapolis-St. Paul Housing Finance Board Mortgage-Backed Securities Program
(City Living Project) Series A-2
5.00% 12/1/38 (GNMA) (FNMA) (AMT)	92,490	92,650
Minnesota Housing Finance Agency
(Rental Housing) Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,273,516
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	680,000	682,237
Series I 4.85% 7/1/38 (AMT)	825,000	831,476
Series L 5.10% 7/1/38 (AMT)	1,105,000	1,142,559
Series M 4.875% 7/1/37 (AMT)	1,800,000	1,814,868
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Selby Grotto Housing Project)
5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	750,810
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	753,360

		9,142,092

Lease Revenue Bonds - 3.94%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	2,011,240
Series A 5.00% 6/1/43	1,000,000	1,136,710
Series B 4.00% 3/1/26	375,000	410,764
Series B 5.00% 3/1/21	250,000	299,203
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,830,134

		6,688,051

Local General Obligation Bonds - 10.49%
Chaska Independent School District No.112
(School Building) Series A 4.50% 2/1/28 (NATL-RE)	1,000,000	1,066,220

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Foley Independent School District No. 51
(School Building) Series A 5.00% 2/1/21	1,105,000	$1,153,719
Hennepin County
Series B 5.00% 12/1/23	2,505,000	3,140,017
Mahtomedi Independent School District No 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,208,300
Series A 5.00% 2/1/29	1,000,000	1,199,110
Series A 5.00% 2/1/30	445,000	531,036
Series A 5.00% 2/1/31	1,000,000	1,188,560
Metropolitan Council Waste Water Treatment
Series C 5.00% 3/1/28	1,000,000	1,047,190
Minneapolis (Various Purposes)
4.00% 12/1/23	1,500,000	1,590,570
South Washington County Independent School District No. 833
(School Building) Series A 4.75% 2/1/27	1,500,000	1,640,940
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	610,000	612,294
5.125% 12/1/24	205,000	205,736
5.25% 12/1/26	1,540,000	1,545,390
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,500,000	1,677,045

		17,806,127

Pre-Refunded Bonds - 1.77%
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services) 5.00% 9/1/20-16§	1,150,000	1,229,637
Minnesota
Series A 5.00% 10/1/24-21§	15,000	18,321
Owatonna Senior Housing Revenue
(Senior Living Project)
Series A 5.80% 10/1/29-16§	400,000	423,220
Series A 6.00% 4/1/41-16§	1,250,000	1,325,287

		2,996,465

Special Tax Revenue Bonds - 6.54%
Hennepin County Sales Tax Revenue
(First Lien-Ball Park Project) Series B 5.00% 12/15/24	1,000,000	1,114,000
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/20	1,500,000	1,673,370
Series B 5.00% 12/15/24	1,000,000	1,114,000

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 5.00% 6/1/28 (AMT)	1,170,000	$1,211,383
Minneapolis Tax Increment Revenue
4.00% 3/1/27	200,000	201,584
4.00% 3/1/30	260,000	257,249
(Ivy Tower Project) 5.70% 2/1/29 @	785,000	779,450
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	502,980
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	709,394
4.00% 3/1/27	650,000	652,035
Minnesota 911 Revenue
(Public Safety Radio Commission System Project)
5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,117,920
St. Paul Port Authority
(Limited Tax Brownfields Redevelopment Tax)
Series 2 5.00% 3/1/37	1,000,000	1,071,360
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	702,684

		11,107,409

State General Obligation Bonds - 2.05%
Minnesota
Series A Unrefunded 5.00% 10/1/24	985,000	1,185,241
(Various Purposes) Series A 5.00% 8/1/32	1,915,000	2,291,738

		3,476,979

Transportation Revenue Bonds - 2.12%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
5.00% 1/1/22	1,000,000	1,175,530
Subordinate Series B 5.00% 1/1/29	2,130,000	2,418,530

		3,594,060

Total Municipal Bonds (cost $159,391,690)		167,986,976

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Number of shares	Value (U.S. $)

Short-Term Investments – 0.77%

Money Market Mutual Fund - 0.18%
Minnesota Municipal Cash Trust	312,522	$312,522

		312,522

	Principal amount°
Variable Rate Demand Note - 0.59%¤
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Facilities (Children’s Health Care)
0.01% 8/15/25 (AGM) (SPA-U.S. Bank N.A.)	1,000,000	1,000,000

		1,000,000

Total Short-Term Investments (cost $1,312,522)		1,312,522

Total Value of Securities – 99.72%
(cost $160,704,212)		$169,299,498

@	Illiquid security. At Feb. 28, 2015, the aggregate value of illiquid securities was $2,605,052, which represents 1.53% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Feb. 28, 2015. Interest rates reset periodically.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

FHA – Federal Housing Administration

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association Collateral

NATL-RE – Insured by National Public Finance Guarantee Corporation

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

February 28, 2015 (Unaudited)

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Assets:
Investments, at value[1]	$558,854,325	$103,942,876	$167,986,976
Short-term investments, at value[2]	414,058	1,179,091	1,312,522
Cash	—	—	180,166
Interest receivable	7,397,181	1,123,867	2,116,373
Receivable for fund shares sold	245,842	52,152	306,894
Receivable for securities sold	—	—	5,042

Total assets	566,911,406	106,297,986	171,907,973

Liabilities:
Cash overdraft	129,173	19	—
Payable for securities purchased	916,570	916,570	1,814,630
Distributions payable	318,871	48,832	92,410
Payable for fund shares redeemed	248,353	131,196	46,684
Investment management fees payable	193,656	38,011	59,772
Other accrued expenses	147,742	50,468	63,235
Distribution fees payable to affiliates	128,568	19,840	48,894
Other affiliates payable	20,824	4,860	8,775
Trustees’ fees and expenses payable	3,114	572	925

Total liabilities	2,106,871	1,210,368	2,135,325

Total Net Assets	$564,804,535	$105,087,618	$169,772,648

Net Assets Consist of:
Paid-in capital	$527,139,502	$99,071,907	$166,377,273
Undistributed (distributions in excess of)net investment income	(189,227)	(790)	11,520
Accumulated net realized loss on investments	(3,872,834)	(199,400)	(5,211,431)
Net unrealized appreciation of investments	41,727,094	6,215,901	8,595,286

Total Net Assets	$564,804,535	$105,087,618	$169,772,648

Statements of assets and liabilities

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Net Asset Value
Class A:
Net assets	$495,571,180	$90,077,337	$124,222,457
Shares of beneficial interest outstanding, unlimited authorization, no par	38,909,496	7,941,393	11,348,303
Net asset value per share	$12.74	$11.34	$10.95
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$13.34	$11.66	$11.47

Class C:
Net assets	$43,836,670	$12,364,405	$32,772,700
Shares of beneficial interest outstanding, unlimited authorization, no par	3,430,823	1,087,766	2,988,077
Net asset value per share	$12.78	$11.37	$10.97

Institutional Class:
Net assets	$25,396,685	$2,645,876	$12,777,491
Shares of beneficial interest outstanding, unlimited authorization, no par	1,994,610	233,158	1,167,711
Net asset value per share	$12.73	$11.35	$10.94

[1] Investments, at cost	$517,127,231	$97,726,975	$159,391,690
[2] Short-term investments, at cost	414,058	1,179,091	1,312,522

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended February 28, 2015 (Unaudited)

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Investment Income:
Interest	$12,281,789	$1,990,790	$3,632,264
Expenses:
Management fees	1,521,009	260,717	449,077
Distribution expenses — Class A	618,019	111,730	150,427
Distribution expenses — Class B	340	—	387
Distribution expenses — Class C	208,833	61,642	160,986
Dividend disbursing and transfer agent fees and expenses	195,576	40,516	63,076
Accounting and administration expenses	90,748	16,936	26,514
Reports and statements to shareholders	52,515	14,606	17,282
Legal fees	33,272	6,946	8,728
Registration fees	25,088	12,935	9,448
Audit and tax	19,445	19,445	19,445
Trustees’ fees and expenses	12,972	2,419	3,788
Custodian fees	12,646	2,467	4,052
Other	19,292	7,520	9,625

	2,809,755	557,879	922,835
Less expenses waived	(189,674)	(20,085)	(81,438)
Less waived distribution expenses — Class A	—	(44,692)	—
Less waived distribution expenses — Class B	(262)	—	(298)
Less expense paid indirectly	(74)	(13)	(21)

Total operating expenses	2,619,745	493,089	841,078

Net Investment Income	9,662,044	1,497,701	2,791,186

Net Realized and Unrealized Gain
Net realized gain on investments	182,054	141,270	92,491
Net change in unrealized appreciation (depreciation) of investments	2,821,439	45,622	848,798

Net Realized and Unrealized Gain	3,003,493	186,892	941,289

Net Increase in Net Assets Resulting from Operations	$12,665,537	$1,684,593	$3,732,475

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Minnesota Fund

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,662,044	$20,112,380
Net realized gain (loss)	182,054	(4,216,461)
Net change in unrealized appreciation (depreciation)	2,821,439	37,898,163

Net increase in net assets resulting from operations	12,665,537	53,794,082

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(8,640,071)	(18,743,216)
Class B	(1,251)	(26,624)
Class C	(572,467)	(1,173,105)
Institutional Class	(422,052)	(120,985)

Net realized gain:
Class A	—	(1,519,482)
Class B	—	(2,735)
Class C	—	(120,598)

	(9,635,841)	(21,706,745)

Capital Share Transactions:
Proceeds from shares sold:
Class A	11,704,926	23,900,452
Class C	3,857,442	4,208,245
Institutional Class	8,634,411	17,420,134

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	7,082,092	16,665,158
Class B	934	23,343
Class C	518,610	1,158,509
Institutional Class	395,783	102,271

	32,194,198	63,478,112

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(28,965,502)	$(107,570,429)
Class B	(457,631)	(752,262)
Class C	(2,367,260)	(9,063,484)
Institutional Class	(1,303,083)	(166,057)

	(33,093,476)	(117,552,232)

Decrease in net assets derived from capital share transactions	(899,278)	(54,074,120)

Net Increase (Decrease) in Net Assets	2,130,418	(21,986,783)

Net Assets:
Beginning of period	562,674,117	584,660,900

End of period	$564,804,535	$562,674,117

Distributions in excess of net investment income	$(189,227)	$(215,430)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Minnesota Intermediate Fund

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,497,701	$3,069,712
Net realized gain (loss)	141,270	(340,570)
Net change in unrealized appreciation (depreciation)	45,622	4,951,173

Net increase in net assets resulting from operations	1,684,593	7,680,315

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,326,683)	(2,754,465)
Class C	(130,754)	(303,742)
Institutional Class	(40,269)	(11,542)

Net realized gain:
Class A	—	(78,152)
Class C	—	(12,741)

	(1,497,706)	(3,160,642)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,998,541	13,175,028
Class C	678,348	1,244,117
Institutional Class	411,415	2,551,083

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,192,730	2,527,475
Class C	121,275	294,351
Institutional Class	39,243	9,474

	9,441,552	19,801,528

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(8,843,509)	$(19,151,079)
Class C	(1,108,534)	(4,017,165)
Institutional Class	(187,274)	(202,713)

	(10,139,317)	(23,370,957)

Decrease in net assets derived from capital share transactions	(697,765)	(3,569,429)

Net Increase (Decrease) in Net Assets	(510,878)	950,244

Net Assets:
Beginning of period	105,598,496	104,648,252

End of period	$105,087,618	$105,598,496

Distributions in excess of net investment income	$(790)	$(785)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Minnesota High-Yield Municipal Bond Fund

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,791,186	$5,632,781
Net realized gain (loss)	92,491	(2,149,197)
Net change in unrealized appreciation (depreciation)	848,798	11,247,335

Net increase in net assets resulting from operations	3,732,475	14,730,919

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,129,014)	(4,582,286)
Class B	(1,495)	(31,645)
Class C	(449,279)	(969,612)
Institutional Class	(199,878)	(27,089)

	(2,779,666)	(5,610,632)

Capital Share Transactions:
Proceeds from shares sold:
Class A	11,913,872	18,470,038
Class C	2,138,893	3,069,486
Institutional Class	6,521,542	6,561,505

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,699,055	3,678,088
Class B	1,373	28,590
Class C	402,629	869,107
Institutional Class	196,337	21,519

	22,873,701	32,698,333

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(9,129,905)	$(31,473,375)
Class B	(525,869)	(886,465)
Class C	(2,238,604)	(6,688,975)
Institutional Class	(476,504)	(154,969)

	(12,370,882)	(39,203,784)

Increase (decrease) in net assets derived from capital share transactions	10,502,819	(6,505,451)

Net Increase in Net Assets	11,455,628	2,614,836

Net Assets:
Beginning of period	158,317,020	155,702,184

End of period	$169,772,648	$158,317,020

Undistributed net investment income	$11,520	$—

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/15[1]	Year ended
(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$12.670	$11.970	$13.030	$12.480	$12.730	$12.180

0.221	0.445	0.445	0.487	0.492	0.484
0.069	0.734	(0.973)	0.660	(0.198)	0.550

0.290	1.179	(0.528)	1.147	0.294	1.034

(0.220)	(0.444)	(0.445)	(0.488)	(0.492)	(0.484)
—	(0.035)	(0.087)	(0.109)	(0.052)	—

(0.220)	(0.479)	(0.532)	(0.597)	(0.544)	(0.484)

$12.740	$12.670	$11.970	$13.030	$12.480	$12.730

2.31%	10.03%	(4.24% )	9.41%	2.50%	8.66%

$495,571	$503,072	$540,533	$577,061	$538,170	$586,651
0.89%	0.90%	0.90%	0.90%	0.91%	0.93%
0.96%	0.95%	0.95%	0.92%	0.93%	0.93%
3.51%	3.61%	3.47%	3.81%	4.02%	3.89%
3.44%	3.56%	3.42%	3.79%	4.00%	3.89%
7%	10%	16%	16%	12%	20%

Financial highlights

Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/15[1]	Year ended
(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$12.710	$12.010	$13.070	$12.520	$12.780	$12.220

0.175	0.354	0.350	0.392	0.401	0.392
0.069	0.734	(0.973)	0.660	(0.207)	0.560

0.244	1.088	(0.623)	1.052	0.194	0.952

(0.174)	(0.353)	(0.350)	(0.393)	(0.402)	(0.392)
—	(0.035)	(0.087)	(0.109)	(0.052)	—

(0.174)	(0.388)	(0.437)	(0.502)	(0.454)	(0.392)

$12.780	$12.710	$12.010	$13.070	$12.520	$12.780

1.93%	9.19%	(4.93% )	8.58%	1.66%	7.91%

$43,837	$41,612	$42,985	$41,368	$34,425	$38,981
1.64%	1.65%	1.65%	1.65%	1.66%	1.68%
1.71%	1.70%	1.70%	1.67%	1.68%	1.68%
2.76%	2.86%	2.72%	3.06%	3.27%	3.14%
2.69%	2.81%	2.67%	3.04%	3.25%	3.14%
7%	10%	16%	16%	12%	20%

Financial highlights

Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 2/28/15[1] (Unaudited)	12/31/13[2] to 8/31/14

Net asset value, beginning of period	$12.660	$12.070

Income from investment operations:
Net investment income[3]	0.237	0.336
Net realized and unrealized gain	0.069	0.589

Total from investment operations	0.306	0.925

Less dividends and distributions from:
Net investment income	(0.236)	(0.335)

Total dividends and distributions	(0.236)	(0.335)

Net asset value, end of period	$12.730	$12.660

Total return[4]	2.43%	7.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$25,397	$17,533
Ratio of expenses to average net assets	0.64%	0.65%
Ratio of expenses to average net assets prior to fees waived	0.71%	0.70%
Ratio of net investment income to average net assets	3.76%	3.84%
Ratio of net investment income to average net assets prior to fees waived	3.69%	3.79%
Portfolio turnover	7%	10% [5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/15[1]	Year ended
(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.320	$10.840	$11.530	$11.130	$11.290	$10.820

0.167	0.342	0.330	0.355	0.375	0.376
0.020	0.490	(0.675)	0.400	(0.160)	0.469

0.187	0.832	(0.345)	0.755	0.215	0.845

(0.167)	(0.342)	(0.330)	(0.355)	(0.375)	(0.375)
—	(0.010)	(0.015)	—	—	—

(0.167)	(0.352)	(0.345)	(0.355)	(0.375)	(0.375)

$11.340	$11.320	$10.840	$11.530	$11.130	$11.290

1.66%	7.79%	(3.09% )	6.88%	2.02%	7.96%

$90,077	$90,571	$90,110	$97,032	$87,924	$96,568
0.85%	0.84%	0.84%	0.84%	0.84%	0.82%
0.99%	0.98%	0.97%	0.94%	0.95%	0.96%
2.97%	3.08%	2.89%	3.12%	3.43%	3.42%
2.83%	2.94%	2.76%	3.02%	3.32%	3.28%
9%	14%	17%	21%	24%	22%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/15[1]	Year ended
(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.350	$10.860	$11.560	$11.160	$11.320	$10.840

0.119	0.249	0.233	0.259	0.283	0.283
0.020	0.500	(0.685)	0.400	(0.160)	0.479

0.139	0.749	(0.452)	0.659	0.123	0.762

(0.119)	(0.249)	(0.233)	(0.259)	(0.283)	(0.282)
—	(0.010)	(0.015)	—	—	—

(0.119)	(0.259)	(0.248)	(0.259)	(0.283)	(0.282)

$11.370	$11.350	$10.860	$11.560	$11.160	$11.320

1.23%	6.96%	(3.99% )	5.96%	1.16%	7.14%

$12,365	$12,651	$14,538	$16,210	$13,949	$14,649
1.70%	1.69%	1.69%	1.69%	1.69%	1.67%
1.74%	1.73%	1.72%	1.69%	1.70%	1.71%
2.12%	2.23%	2.04%	2.27%	2.58%	2.57%
2.08%	2.19%	2.01%	2.27%	2.57%	2.53%
9%	14%	17%	21%	24%	22%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 2/28/15[1] (Unaudited)	12/31/13[2] to 8/31/14

Net asset value, beginning of period	$11.330	$10.950

Income from investment operations:
Net investment income[3]	0.176	0.255
Net realized and unrealized gain	0.020	0.380

Total from investment operations	0.196	0.635

Less dividends and distributions from:
Net investment income	(0.176)	(0.255)

Total dividends and distributions	(0.176)	(0.255)

Net asset value, end of period	$11.350	$11.330

Total return[4]	1.74%	5.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,646	$2,376
Ratio of expenses to average net assets	0.70%	0.69%
Ratio of expenses to average net assets prior to fees waived	0.74%	0.73%
Ratio of net investment income to average net assets	3.12%	3.21%
Ratio of net investment income to average net assets prior to fees waived	3.08%	3.17%
Portfolio turnover	9%	14% [5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/15[1]	Year ended
(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$10.880	$10.250	$11.080	$10.490	$10.710	$9.910

0.193	0.404	0.399	0.420	0.430	0.415
0.069	0.628	(0.831)	0.596	(0.222)	0.798

0.262	1.032	(0.432)	1.016	0.208	1.213

(0.192)	(0.402)	(0.398)	(0.426)	(0.428)	(0.413)

(0.192)	(0.402)	(0.398)	(0.426)	(0.428)	(0.413)

$10.950	$10.880	$10.250	$11.080	$10.490	$10.710

2.42%	10.25%	(4.06% )	9.86%	2.12%	12.46%

$124,222	$119,044	$121,232	$124,717	$108,830	$119,038
0.90%	0.89%	0.89%	0.89%	0.91%	0.93%
1.00%	0.99%	0.99%	0.97%	0.98%	0.98%
3.55%	3.82%	3.64%	3.89%	4.20%	4.02%
3.45%	3.72%	3.54%	3.81%	4.13%	3.97%
9%	15%	14%	13%	5%	11%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/15[1]	Year ended
(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$10.900	$10.270	$11.100	$10.510	$10.730	$9.930

0.153	0.326	0.318	0.340	0.354	0.338
0.069	0.628	(0.832)	0.596	(0.222)	0.798

0.222	0.954	(0.514)	0.936	0.132	1.136

(0.152)	(0.324)	(0.316)	(0.346)	(0.352)	(0.336)

(0.152)	(0.324)	(0.316)	(0.346)	(0.352)	(0.336)

$10.970	$10.900	$10.270	$11.100	$10.510	$10.730

2.04%	9.41%	(4.77% )	9.03%	1.36%	11.61%

$32,773	$32,279	$33,140	$33,432	$26,718	$28,727
1.65%	1.64%	1.64%	1.64%	1.66%	1.68%
1.75%	1.74%	1.74%	1.72%	1.73%	1.73%
2.80%	3.07%	2.89%	3.14%	3.45%	3.27%
2.70%	2.97%	2.79%	3.06%	3.38%	3.22%
9%	15%	14%	13%	5%	11%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 2/28/15[1] (Unaudited)	12/31/13[2] to 8/31/14

Net asset value, beginning of period	$10.880	$10.350

Income from investment operations:
Net investment income[3]	0.206	0.312
Net realized and unrealized gain	0.059	0.528

Total from investment operations	0.265	0.840

Less dividends and distributions from:
Net investment income	(0.205)	(0.310)

Total dividends and distributions	(0.205)	(0.310)

Net asset value, end of period	$10.940	$10.880

Total return[4]	2.46%	8.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,778	$6,470
Ratio of expenses to average net assets	0.65%	0.64%
Ratio of expenses to average net assets prior to fees waived	0.75%	0.74%
Ratio of net investment income to average net assets	3.80%	4.04%
Ratio of net investment income to average net assets prior to fees waived	3.70%	3.94%
Portfolio turnover	9%	15% [5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds	February 28, 2015 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year, and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free Minnesota Intermediate Fund, if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares. Between June 1, 2007, Sept. 25, 2014, and May 31, 2013, Class B shares could be purchased only through dividend reinvestment and certain permitted exchanges. Class B shares automatically converted to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2011–Aug. 31, 2014) and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – Each Fund is an investment company in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended Feb. 28, 2015.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown as “Less expense paid indirectly.” For the six months ended Feb. 28, 2015, each Fund earned the following amounts under this agreement:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$74	$13	$21

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, acquired fund fees and expenses, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed the following percentages

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

of each Fund’s average daily net assets from Sept. 1, 2014 through Feb. 28, 2015.* For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These expense waivers and reimbursements may only be terminated by agreement of DMC and the Funds.

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Operating expense limitation as a percentage of average daily net assets (per annum)	0.60%	0.69%	0.64%

Effective Nov. 1, 2014, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. Prior to this time, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provided fund accounting and financial administration oversight services to each Fund under a substantially identical agreement with an identical fee schedule. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Feb. 28, 2015, each Fund was charged for these services as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$13,278	$2,478	$3,880

Effective Nov. 1, 2014, DIFSC is the transfer agent and dividend disbursing agent of the Funds. Prior to this time, DSC was the transfer agent and dividend disbursing agent of the Funds under a substantially identical agreement with an identical fee schedule. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion, 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail Funds in the Delaware Investments Family of Funds on a relative net asset value basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

*	The contractual waiver period is from Dec. 27, 2013 through Dec. 29, 2015. Prior to Dec. 29, 2014, Delaware Tax-Free Minnesota Fund’s contractual waiver was 0.65%.

For the six months ended Feb. 28, 2015, the amounts charged for each Fund was as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$58,820	$10,977	$17,186

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are passed on to and paid by the Funds.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund’s Class B shares were subject to a 12b-1 fee of 1.00% of the average daily net assets, which was contractually waived to 0.25% of average daily net assets from Sept. 1, 2014 through Sept. 25, 2014. DDLP has contracted to waive Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares to 0.15% of average daily net assets from Sept. 1, 2014 through Feb. 28, 2015*. Institutional Class shares pay no distribution and service fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 28, 2015, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$7,805	$1,451	$2,267

For the six months ended Feb. 28, 2015, DDLP earned commissions on sales of each Fund’s Class A shares as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$26,514	$5,139	$6,381

For the six months ended Feb. 28, 2015, DDLP received gross CDSC commissions on redemption of each Fund’s Class A and Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

*	The contractual waiver period is from Dec. 27, 2013 through Dec. 29, 2015.

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Class A	$ 694	$ —	$1,820
Class C	1,616	193	482

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended Feb. 28, 2015, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Purchases	$37,019,882	$9,323,622	$23,236,689
Sales	40,638,253	9,887,624	14,023,637

At Feb. 28, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2015, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Cost of investments	$517,357,341	$98,906,146	$160,560,792

Aggregate unrealized appreciation	$42,153,898	$6,218,859	$8,829,130
Aggregate unrealized depreciation	(242,856)	(3,038)	(90,424)

Net unrealized appreciation	$41,911,042	$6,215,821	$8,738,706

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. In addition to those described below, capital loss carryforwards remaining at Aug. 31, 2014 will expire as follows:

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
Year of expiration	Minnesota Fund	Intermediate Fund	Bond Fund
2017	$—	$—	$83,961
2018	—	—	2,974,512

Total	$—	$—	$3,058,473

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the

Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act at are as follows:

	Loss carryforward character

	Short-term	Long-term
Delaware Tax-Free Minnesota Fund	$2,102,768	$2,112,619
Delaware Tax-Free Minnesota Intermediate Fund	309,590	31,005
Delaware Minnesota High-Yield Municipal Bond Fund	762,980	1,616,324

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

3. Investments (continued)

discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2015:

	Delaware Tax-Free Minnesota Fund

	Level 1	Level 2	Total
Municipal Bonds	$—	$558,854,325	$558,854,325
Short-Term Investments	414,058	—	414,058

Total	$414,058	$558,854,325	$559,268,383

	Delaware Tax-Free Minnesota Intermediate Fund

	Level 1	Level 2	Total
Municipal Bonds	$—	$103,942,876	$103,942,876
Short-Term Investments	1,179,091	—	1,179,091

Total	$1,179,091	$103,942,876	$105,121,967

	Delaware Minnesota High-Yield Municipal Bond Fund

	Level 1	Level 2	Total
Municipal Bonds	$—	$167,986,976	$167,986,976
Short-Term Investments[1]	312,522	1,000,000	1,312,522

Total	$312,522	$168,986,976	$169,299,498

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type for each Fund:

Delaware Minnesota High-Yield Municipal Bond Fund
Short-Term Investments
Level 1	23.81%
Level 2	76.19%

Total	100.00%

During the six months ended Feb. 28, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Feb. 28, 2015, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

			Delaware Tax-Free		Delaware Minnesota
	Delaware Tax-Free		Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Six months ended 2/28/15	Year ended 8/31/14	Six months ended 2/28/15	Year ended 8/31/14	Six months ended 2/28/15	Year ended 8/31/14
Shares sold:
Class A	919,442	1,943,462	615,172	1,190,344	1,089,787	1,749,743
Class C	301,728	338,752	59,657	112,022	195,223	288,536
Institutional Class	681,289	1,389,451	36,414	227,004	598,555	607,167

Shares issued upon reinvestment of dividends and distributions:
Class A	557,430	1,352,756	105,259	227,528	155,497	347,473
Class B	74	1,901	—	—	126	2,708
Class C	40,690	93,759	10,682	26,463	36,778	81,961
Institutional Class	31,151	8,142	3,461	840	17,968	1,989

	2,531,804	5,128,223	830,645	1,784,201	2,093,934	3,079,577

Shares redeemed:
Class A	(2,279,125)	(8,748,013)	(778,624)	(1,730,738)	(836,655)	(2,982,941)
Class B	(36,119)	(61,275)	—	—	(48,250)	(84,153)
Class C	(185,880)	(738,325)	(97,625)	(361,678)	(204,408)	(636,359)
Institutional Class	(102,229)	(13,194)	(16,512)	(18,049)	(43,573)	(14,395)

	(2,603,353)	(9,560,807)	(892,761)	(2,110,465)	(1,132,886)	(3,717,848)

Net increase (decrease)	(71,549)	(4,432,584)	(62,116)	(326,264)	961,048	(638,271)

For the six months ended Feb. 28, 2015 and the year ended Aug. 31, 2014, the following shares and values were converted from Class B to Class A. The amounts are included in Class B redemptions, and Class A subscriptions in the tables on the previous page and the “Statements of changes in net assets.”

	Six months ended			Year ended
	2/28/15			8/31/14
	Class B Shares	Class A Shares	Value	Class B Shares	Class A Shares	Value
Delaware Tax-Free Minnesota Fund	28,929	28,957	$366,598	30,058	31,113	$371,303
Delaware Minnesota High-Yield Municipal Bond Fund	23,383	23,431	254,934	23,300	23,364	245,373

Certain shareholders may exchange shares of one class of shares for another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page, and the “Statements of changes in net assets.” For the six months ended Feb. 28, 2015, the Funds had the following exchange transactions:

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

4. Capital Shares (continued)

Delaware Tax-Free Minnesota Fund

Exchange Redemptions			Exchange Subscriptions

Class A Shares	Class C Shares	Value	Institutional Class Shares	Value
—	2,255	$29,023	2,266	$29,023

Delaware Tax-Free Minnesota Intermediate Fund

Exchange Redemptions			Exchange Subscriptions

Class A Shares	Class C Shares	Value	Class A Shares	Value
—	1,832	$20,911	1,838	$20,911

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 10, 2014.

On Nov. 10, 2014, each Fund, along with the other Participants, entered into an amendment to the agreement for a $275,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 9, 2015.

The Funds had no amounts outstanding as of Feb. 28, 2015, or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in U.S. territories such as Puerto Rico, the U.S. Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the state or, U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 28, 2015, the percentages of each Fund’s net assets insured by bond insurers are listed below, and these securities have been identified in the “Schedules of investments.”

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

9.92%	11.08%	6.14%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) and lower than Baa3 by Moody’s Investors Service Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

6. Geographic, Credit, and Market Risks (continued)

fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. As of Feb. 28, 2015, there were no Rule 144A securities held by the Funds. Illiquid securities have been identified on the “Schedules of investments.”

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on each Fund’s financial statement disclosures.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2015, that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees

Patrick P. Coyne

President and

Chief Executive Officer

Delaware Investments ®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

Summit, NJ

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Brookline, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President

and Treasurer

3M Corporation

St. Paul, MN

J. Richard Zecher

Founder

Investor Analytics

Scottsdale, AZ

Affiliated officers

David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)  (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR TAX FREE FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 4, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 4, 2015

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 4, 2015